AVORY FOUNDATIONAL ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Communication Services - 6.9%
Interactive Home Entertainment - 3.7%
ROBLOX Corp. - Class A (a)	22,203	$1,524,458

Interactive Media & Services - 3.2%
Meta Platforms, Inc. - Class A	2,039	1,321,639
Total Communication Services		2,846,097

Consumer Discretionary - 17.3%
Broadline Retail - 4.8%
Amazon.com, Inc. (a)	9,441	1,982,610

Hotels, Resorts & Cruise Lines - 4.7%
Airbnb, Inc. - Class A (a)	14,342	1,937,748

Restaurants - 7.8%
First Watch Restaurant Group, Inc. (a)	116,635	1,453,272
Starbucks Corp.	17,943	1,758,773
		3,212,045
Total Consumer Discretionary		7,132,403

Financials - 17.7%
Asset Management & Custody Banks - 3.9%
Blackstone, Inc.	14,066	1,594,663

Transaction & Payment Processing Services - 13.8%
Block, Inc. (a)	89,766	5,718,094
Total Financials		7,312,757

Health Care - 4.7%
Health Care Equipment - 4.7%
Omnicell, Inc. (a)	47,775	1,963,552

Industrials - 10.1%
Human Resource & Employment Services - 3.1%
Paycom Software, Inc.	10,163	1,278,810

Research & Consulting Services - 2.8%
Legalzoom.com, Inc. (a)	166,329	1,169,293

Trading Companies & Distributors - 4.2%
SiteOne Landscape Supply, Inc. (a)	10,914	1,559,501

AVORY FOUNDATIONAL ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Xometry, Inc. - Class A (a)	4,436	$181,943
		1,741,444
Total Industrials		4,189,547

Information Technology - 36.3% (b)
Application Software - 25.9% (b)
BitMine Immersion Technologies, Inc.	45,484	863,286
Clear Secure, Inc. - Class A	93,149	4,530,768
Zoom Communications, Inc. - Class A (a)	72,014	5,324,715
		10,718,769
Internet Services & Infrastructure - 4.1%
Okta, Inc. (a)	9,239	669,827
Wix.com Ltd. (a)	14,239	1,003,280
		1,673,107
Systems Software - 6.3%
Monday.com Ltd. (a)	13,497	980,422
UiPath, Inc. - Class A (a)	150,611	1,616,056
		2,596,478
Total Information Technology		14,988,354

Real Estate - 6.3%
Real Estate Services - 6.3%
Zillow Group, Inc. - Class C (a)	58,397	2,605,674
TOTAL COMMON STOCKS (Cost $45,736,973)		41,038,384

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%
First American Government Obligations Fund - Class X, 3.60% (c)	295,563	295,563
TOTAL MONEY MARKET FUNDS (Cost $295,563)		295,563

TOTAL INVESTMENTS - 100.0% (Cost $46,032,536)		$41,333,947
Liabilities in Excess of Other Assets - (0.0)% (d)		(8,535)
TOTAL NET ASSETS - 100.0%		$41,325,412

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AVORY FOUNDATIONAL ETF

Summary of Fair Value Disclosures as of February 28, 2026 (Unaudited)

Avory Foundational ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$41,038,384	$—	$—	$41,038,384
Money Market Funds	295,563	—	—	295,563
Total Investments	$41,333,947	$—	$—	$41,333,947

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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